CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 20,268	$ 16,024
Restricted cash	292
Trade receivables (net of allowance for doubtful accounts of $ 161 and $ 154 at December 31, 2017 and 2016, respectively)	332	220
Other accounts receivable and prepaid expenses	506	528
Total current assets	21,398	16,772
LONG-TERM INVESTMENTS:
Long-term deposits	3,483	2,785
Investments in companies and associates	17,556	22,892
Total long-term investments	21,039	25,677
PROPERTY AND OTHER ASSETS, NET
Real estate property, net	216,726	207,690
Other assets, net	140	245
Total property, equipment and other assets	216,866	207,935
Total assets	259,303	250,384
CURRENT LIABILITIES:
Current maturities of long-term loans and bonds	6,048	10,360
Other accounts payable and accrued expenses	4,362	4,254
Total liabilities attributed to discontinued operations	2,061	2,061
Total current liabilities	12,471	16,675
LONG-TERM LIABILITIES:
Deferred tax liabilities	14,042	13,620
Land lease liability, net	6,295	6,133
Other Long-Term Liabilities	294	407
Loan from controlling shareholder	4,886
Long-term loans, net of current maturities	135,774	129,261
Long-term bonds, net of current maturities	8,473	10,160
Total long-term liabilities	169,764	159,581
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2017 and 2016; Issued: 5,214,256 at December 31, 2017 and 2016; Outstanding: 5,180,361 and 5,172,361 shares at December 31, 2017 and 2016, respectively	993	993
Additional paid-in capital	138,170	138,155
Treasury shares: 33,895 and 41,895 shares at December 31, 2017 and 2016, respectively	(87)	(87)
Other reserves	9	(3,002)
Accumulated deficit	(82,048)	(80,925)
Total shareholders' equity of Optibase Ltd.	57,037	55,134
Non-controlling interests	20,031	18,994
Total shareholders' equity	77,068	74,128
Total liabilities and shareholders' equity	$ 259,303	$ 250,384